Carl Algermissen
Assistant Vice President &
Associate Counsel

June 14, 2005

VIA EDGAR
---------

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer International Diversified Fund
      File No. ; Reg. No.

To the Securities and Exchange Commission:

An  electronic  ("EDGAR")  filing on Form N-1A is hereby  being made under the
Securities  Act of 1933 (the "1933  Act") and the  Investment  Company  Act of
1940 (the "1940 Act") on behalf of Oppenheimer  International Diversified Fund
(the "Fund"),  an investment  company  organized as a  Massachusetts  business trust.  The purpose of this filing is to register the shares of the Fund.

This filing  contains a delaying  amendment  as  indicated on the cover sheet, delaying the effectiveness of the Registration  Statement until the Registrant files a further  amendment which  specifically  states that this  Registration
Statement  shall  become  effective,  or until  such  date as the  Commission, acting pursuant to Section 8(a), shall determine.

In order to expedite review and achieve consistency, we request that you address any comments on this filing, to:

               Nancy S. Vann
               Vice President & Assistant Counsel
               OppenheimerFunds, Inc.
               Two World Financial Center
               225 Liberty Street, 16th Floor
               New York, New York 10281-1008
               212.323.5089 / nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Carl A. Algermissen
-----------------------------
Carl A. Algermissen
Assistant Vice President & Associate Counsel

Attachments

cc:   Phillip Gillespie
      Nancy S. Vann
      Gloria LaFond
      Mayer, Brown Rowe & Maw, LLP